Income Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income (loss) before taxes
Total income (loss) before taxes	$ 758,917	$ 2,178,299	$ 817,669
Provision for taxes (benefits):
Provision for income taxes (benefits)	633,614	464,327	164,817
Deferred tax assets:
Less: Valuation allowance	(179,665)		(66,527)
Currency Effect			407
Deferred tax assets, net
Effective tax rate	83.50%	21.30%	20.20%
Cayman Islands [Member]
Income (loss) before taxes
Total income (loss) before taxes	$ (1,550,037)	$ (119,790)	$ (39,223)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
BVI [Member]
Income (loss) before taxes
Total income (loss) before taxes		(46,630)	(5,213)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
Hong Kong [Member]
Income (loss) before taxes
Total income (loss) before taxes	63,343	(4,229)	(3,558)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
PRC [Member]
Income (loss) before taxes
Total income (loss) before taxes	2,245,611	2,348,948	865,663
Provision for taxes (benefits):
Provision for income taxes (benefits)	633,614	464,327	164,817
Deferred tax assets:
Deferred tax asset	$ 179,665		$ 66,934